Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices, Convenience Translation (Details)		Dec. 31, 2024	Dec. 31, 2023
U.S.A. [Member]
Foreign Exchange Rates [Abstract]
Closing exchange rate	[1]	20.2683	16.8935

[1]	Includes Ecuador, El Salvador and Puerto Rico.